UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE


Report for the Calendar Year or
Quarter Ended:

December 31, 2012


Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Beutel, Goodman & Company  Ltd.
Address:  20 Eglinton Avenue West
          Suite 2000
          Toronto, Ontario  M4R 1K8


Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Michael James Gibson
Title:	Managing Director, Chief Compliance Officer
Phone: 	416-932-6337


Signature, Place, and Date of Signing:



______________________
[Signature]

Toronto, Ontario, Canada    January 15, 2013
 [City, State] 		  [Date]

Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a
 portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Beutel, Goodman & Company Ltd.
                        Form 13F Information Table
                                                                                           Form 13F File Number
31-Dec-12                                                                                  28 - 11939

FX:                                 0.9949
                                                      FX Total     Shares Investment Other    Voting Authority
Name of Issuer             Title of Class       CUSIP (x $1000)           Discretion  Mgr.      Sole Shared      None
Agrium Inc.                        Common      8916108  136,803  1,372,853     Sole         1,172,493          200,360
Bank of Nova Scotia                Common     64149107  780,703 13,517,601     Sole        11,344,852        2,172,749
Cameco Corp.                       Common   13321L108   203,137 10,316,537     Sole         8,723,237        1,593,300
CIBC                               Common    136069101  507,784  6,317,299     Sole         5,264,698        1,052,601
CDN National Railway               Common    136375102  355,758  3,918,339     Sole         3,311,419          606,920
Cdn. Natural Resources             Common    136385101  397,120 13,795,212     Sole        11,678,092        2,117,120
CDN Pacific Railway                Common   13645T100   264,782  2,610,823     Sole         2,225,053          385,770
Cenovus Energy Inc.                Common   15135U109   270,573  8,086,297     Sole         6,823,092        1,263,205
Encana                             Common    292505104  155,617  7,875,032     Sole         6,667,982        1,207,050
Magna Intl  Inc.                   Common    559222401  378,155  7,572,994     Sole         6,368,279        1,204,715
Manulife Financial                 Common   56501R106   374,105 27,549,732     Sole        23,112,577        4,437,155
Molson Coors Canada        ExchNonVot CLB    608711206  280,963  6,580,283     Sole         5,446,465        1,133,818
Open Text                          Common    683715106  121,529  2,173,442     Sole         1,863,842          309,600
Potash Corp. of Sask.              Common   73755L107   291,580  7,166,330     Sole         6,084,780        1,081,550
Rogers Communications    Class BNonVoting    775109200  480,896 10,594,407     Sole         8,875,481        1,718,926
Royal Bank CDA                     Common    780087102  678,386 11,271,316     Sole         9,402,427        1,868,889
Talisman Energy Inc                Common   87425E103   213,863 18,913,031     Sole        15,822,197        3,090,834
Teck Resources Ltd.       Class B Sub Vtg    878742204  108,325  2,981,268     Sole         2,553,468          427,800
Thomson Reuters Corp.              Common    884903105  137,116  4,739,982     Sole         4,040,017          699,965
Toronto Dominion Bank              Common   891160509   887,894 10,547,651     Sole         8,807,139        1,740,512

Total                                                 7,025,088





FORM 13F SUMMARY PAGE

Report Summary:

       December 31, 2012

Number of Other Included Managers:

       None

Form 13F Information Table Entry Total:

       20

Form 13F Information Table Value Total:

       7,025,088 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]


No. Form 13F File Number Name
28-_11939
 [Repeat as necessary.]